Fresh Start Accounting - Reorganization Adjustments, Liabilities subject to Compromise Settled or Reinstated (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Total consolidated liabilities subject to compromise		$ 4,239,643
Gain on settlement of liabilities subject to compromise	$ 2,556,147
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Total consolidated liabilities subject to compromise	0	$ 4,154,555
Issuance of Successor common stock	(854,909)
Issuance of Successor warrants to certain Predecessor creditors	(141,029)
Payment of the pre-petition revolving credit facility principal and accrued interest	(550,020)
Payment of Paragon litigation settlement from escrow	(7,700)
Reinstatement of Transocean litigation liability	(8,000)
Reinstatement of protection and indemnity insurance liabilities	(11,791)
Reinstatement of trade payables and right-of-use lease liabilities	(14,216)
Gain on settlement of liabilities subject to compromise	2,556,147
Noble Finance Company [Member] | Predecessor
Reorganization, Chapter 11 [Line Items]
Accrued and unpaid interest	110,300
Protection and indemnity insurance liabilities	25,669
Accounts payable and other payables	8,163
Estimated loss on litigation	15,700
Lease liabilities	6,054
Total consolidated liabilities subject to compromise	4,143,812
Noble Finance Company [Member] | 4.900% Senior Notes due August 2020 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		4.90%
Noble Finance Company [Member] | 4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	62,535
Noble Finance Company [Member] | 4.625% Senior Notes due March 2021 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		4.625%
Noble Finance Company [Member] | 4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	79,937
Noble Finance Company [Member] | 3.950% Senior Notes due March 2022 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		3.95%
Noble Finance Company [Member] | 3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	21,213
Noble Finance Company [Member] | 7.750% Senior Notes due January 2024 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		7.75%
Noble Finance Company [Member] | 7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	397,025
Noble Finance Company [Member] | 7.950% Senior Notes due April 2025 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		7.95%
Noble Finance Company [Member] | 7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	450,000
Noble Finance Company [Member] | 7.875% Senior Notes due February 2026 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		7.875%
Noble Finance Company [Member] | 7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	750,000
Noble Finance Company [Member] | 6.200% Senior Notes due August 2040 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		6.20%
Noble Finance Company [Member] | 6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	393,597
Noble Finance Company [Member] | 6.050% Senior Notes due March 2041 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		6.05%
Noble Finance Company [Member] | 6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	395,000
Noble Finance Company [Member] | 5.250% Senior Notes due March 2042 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		5.25%
Noble Finance Company [Member] | 5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	483,619
Noble Finance Company [Member] | 8.950% Senior Notes due April 2045 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		8.95%
Noble Finance Company [Member] | 8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	400,000
Noble Finance Company [Member] | 5.958% Revolving Credit Facility Due January 2023 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate on senior notes		5.958%
Noble Finance Company [Member] | 5.958% Revolving Credit Facility Due January 2023 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	$ 545,000